Cover	Sep. 25, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 25, 2026
Entity File Number	001-42861
Entity Registrant Name	Emmis Acquisition Corp.
Entity Central Index Key	0002075816
Entity Tax Identification Number	98-1886130
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	515 E Las Olas Blvd
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301
City Area Code	201
Local Phone Number	282-6717
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	EMIS
Security Exchange Name	NASDAQ
Rights to receive 1/10 of one Class A ordinary share
Title of 12(b) Security	Rights to receive 1/10 of one Class A ordinary share
Trading Symbol	EMISR
Security Exchange Name	NASDAQ